Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying value of long-term debt, excluding leases	$ 1,728,983	$ 1,765,892
Fair value of long-term debt, excluding leases	$ 2,005,887	$ 1,902,221